UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22611

NT Equity Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo, President and Principal Executive Officer

NT Equity Long/Short Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT EQUITY LONG/SHORT STRATEGIES FUND	DECEMBER 31, 2013 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 99.3%
Emerging Markets – 8.4%
(Cost $5,694,000)
Discovery Global Opportunity Partners, L.P.	$7,840,000
Long/Short Equity – 37.7%
(Cost $26,785,000)
Broadfin Healthcare Fund, L.P.	7,135,000
Broadway Gate Onshore Fund, L.P.	8,713,000
Consonance Capital Investors, L.P.	4,433,000
Lakewood Capital Partners, L.P.	8,047,000
Trian Partners, L.P.	6,995,000
35,323,000
Non-U.S. Equity Hedge – 31.4%
(Cost $25,672,000)
Cooper Square, L.P.	7,404,000
EB Asia Absolute Return Fund Limited	6,329,000
Pelham Long/Short Fund, L.P.	9,070,000
Zebedee Focus Fund Limited	6,647,000
29,450,000
U.S. Equity Hedge – 21.8%
(Cost $19,059,000)
Black Diamond Thematic, L.P.	7,251,000
The Collectors’ Fund, L.P.	7,111,000
Sheffield Institutional Partner, L.P.	6,069,000
20,431,000
Total Investments in Sub-Funds
(Cost $77,210,000)	$93,044,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 1.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,504,000	$1,504,000
Total Cash Equivalent
(Cost $1,504,000)		$1,504,000
TOTAL INVESTMENTS – 100.9%
(Cost $78,714,000)		$94,548,000
Liabilities less Other Assets - (0.9)%		(808,000)
NET ASSETS – 100.0%		$93,740,000

(1) Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment manager of the Fund and is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds.

(2) At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,543,000 with net sales of approximately $39,000 during the nine months ended December 31, 2013.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At December 31, 2013, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Emerging Markets	8.4%
Long/Short Equity	37.7
Non-U.S. Equity Hedge	31.4
U.S. Equity Hedge	21.8
Cash Equivalent and Liabilities Less Other Assets	0.7
Total	100.0%

At December 31, 2013, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 13.8%	$11,811,000	$12,976,000
United States – 85.4%	65,399,000	80,068,000
Total		$93,044,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub Funds directly, for which those investments may have a redemption period of 90 days or less and a notification period of 90 days or less.

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund may utilize the following valuation technique when Level 3 investments are present: The Fund may value certain investments at fair value, which in turn is based on valuation data obtained from the Sub Funds directly, for which those investments may have a redemption period of 90 days or greater and a notification period of 90 days or greater, a side-pocket agreement, a lock-up period, or have implemented other restrictions on liquidity.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31,2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Emerging Markets	$-	$7,840	$-	$7,840
Long/Short Equity	-	35,323	-	35,323
Non-U.S. Equity Hedge	-	29,450	-	29,450
U.S. Equity Hedge	-	20,431	-	20,431
Cash Equivalent	1,504	-	-	1,504
Total	$1,504	$93,044	$-	$94,548

QUARTERLY REPORT	1	NT EQUITY LONG/SHORT STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT EQUITY LONG/SHORT STRATEGIES FUND continued	DECEMBER 31, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2, or Level 3 based on levels assigned to the securities on March 31, 2013.

At December 31, 2013, the estimated cost of investments for federal income tax purpose was $78,714,000. At December 31, 2013, accumulated net unrealized appreciation on investments was $15,834,000 consisting of $15,834,000 gross unrealized appreciation.

Valuation of Securities

Investments in Sub-Funds are valued at fair value, as determined by the Fund’s investment manager, pursuant to delegation from the Board of Trustees (the “Board”) of the Fund. The Northern Trust Company of Connecticut was the Fund’s investment manager until January 1, 2014, when it merged into Northern Trust Investments, Inc. (“NTI”). As of that date, NTI become the Fund’s investment manager. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the Fund’s Pricing Committee (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from NTI as recommended to, and approved by, the Fund’s Board.

In determining the month end fair value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, as well as any other considerations identified that may increase or decrease such estimated fair value. In addition, each Sub-Fund’s NAV is monitored for conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor) and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

NTCC continually monitors markets and the investment managers of the Sub-Funds. NTCC is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

The cash equivalent , which is comprised of the Diversified Assets Portfolio of the Northern Institutional Funds, an open-ended investment company, is valued at its net asset value.

NT EQUITY LONG/SHORT STRATEGIES FUND	2	QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act
(17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Equity Long/Short Strategies Fund

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	February 27, 2014

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	February 27, 2014

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 27, 2014